Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
Schedule of all financial instruments held at 30 June 2022 which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark

	Carrying value as at 30 June 2022
	Assets	Liabilities
	£000	£000
Borrowings (measured at amortised cost)	—	(183,191)
Derivative financial instruments	2,458	—
Total	2,458	(183,191)

Schedule of exchange rates per £1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2022	2021	2020	2022	2021	2020
Euro	1.1630	1.1651	1.0998	1.1787	1.1382	1.1391
US Dollar	1.2151	1.3820	1.2374	1.3288	1.3461	1.2633